CONCENTRATION OF RISKS (Significance of Service Fees Received from Lottery Administration Centers) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center A [Member] USD ($)	Dec. 31, 2014 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center A [Member] CNY	Dec. 31, 2013 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center A [Member] CNY	Dec. 31, 2012 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center A [Member] CNY	Dec. 31, 2014 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center B [Member] USD ($)	Dec. 31, 2014 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center B [Member] CNY	Dec. 31, 2013 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center B [Member] CNY	Dec. 31, 2012 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center B [Member] CNY	Dec. 31, 2014 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center C [Member] USD ($)	Dec. 31, 2014 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center C [Member] CNY	Dec. 31, 2013 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center C [Member] CNY	Dec. 31, 2012 Service Fees [Member] Concentration of suppliers [Member] Lottery administration center C [Member] CNY
Concentration Risk [Line Items]
Net revenue recognized from service fees	$ 93,434	579,717	259,534	171,527	$ 41,920	260,096	169,474	111,533	$ 32,000	198,549	75,212	43,440	$ 19,603	121,628	45,231	13,653